Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2022 and 2021 are as follows:

	2022	2022	2021	2021
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including current portion	13,763	13,026	13,620	15,573

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2022 and 2021 is as follows:

As at December 31, 2022 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 9)
Cash flow hedges, including current portion	5	5	—	5	—

Liabilities:
Long-term debt, including current portion	13,763	13,026	—	13,026	—

As at December 31, 2021 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	13,620	15,573	—	15,573	—
Derivative instruments (Note 14)
Cash flow hedges, including current portion	8	8	—	8	—
	13,628	15,581	—	15,581	—